BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Service and product purchases from related parties (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	₺ 89,729	₺ 67,860	₺ 32,237
Doan D Ticaret
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	55,881	35,294	12,160
D Gayrimenkul Yatrmlar ve Ticaret A.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	12,741	14,923	11,174
Mesiar Medya Sigorta Araclk Hizmetleri A.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	10,799	6,868	238
Doan Yaynclk
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	5,953	6,137	3,911
Doan Trend Otomotiv Tic. Hiz. Ve Tek. A..
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	2,587
Dogan Portal
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	447	362	650
Other related parties
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	₺ 1,321	₺ 4,276	₺ 4,104